Debt - Schedule of Future Principal Payments Under Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 9,027
Total future principal payments	9,027
Less unamortized debt discount	(27)
Total balance, balance sheet	9,000
Current portion of debt	$ 9,000	$ 14,716